Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2017
Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2014	7,330,900	4,965	2.52	8,646
Granted	—	—
Exercised	(2,603,900)	4,834
Canceled	(1,223,500)	6,200

Options outstanding at March 31, 2015	3,503,500	4,632	2.05	13,143
Granted	—	—
Exercised	(936,400)	5,049
Canceled	(473,600)	6,917

Options outstanding at March 31, 2016	2,093,500	3,858	1.56	4,384

Granted	—	—
Exercised	(785,600)	4,006
Canceled	(115,600)	4,682

Options outstanding at March 31, 2017	1,192,300	3,682	0.80	2,813

Options exercisable at March 31, 2015	3,503,500	4,632	2.05	13,143
Options exercisable at March 31, 2016	2,093,500	3,858	1.56	4,384
Options exercisable at March 31, 2017	1,192,300	3,682	0.80	2,813

Summary of Options Outstanding and Options Exercisable

The following table summarizes information for options outstanding and options exercisable at March 31, 2017:

	Outstanding			Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price
Yen		Yen	Years		Yen
3,153 – 4,154	1,192,300	3,682	0.80	1,192,300	3,682